Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	88,759
Granted	370,417
Vested	(22,597)
Forfeited	(22,159)
Outstanding at end of year	414,420